Schedule - Valuation and Qualifying Accounts (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation allowances on deferred tax assets written off against the deferred tax assets		$ 2,416	$ 9,231
Accounts receivable allowances written off against related accounts receivables	$ 6,659	3,008	$ 12,727
Accounts receivable allowances were netted against deferred revenue		$ 5,291